Asset Retirement Obligations - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation [Abstract]
Capitalized asset retirement cost	$ 6,927,207	$ 6,481,752